Total revenues and other income - Narrative (Details) - country	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Number of countries with business operations	30
Norway
Disclosure of geographical areas [line items]
Percentage of entity's revenue	79.00%	79.00%	84.00%
USA
Disclosure of geographical areas [line items]
Percentage of entity's revenue	18.00%	18.00%	13.00%